Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 587,550	$ 241,558	$ 26,868
Accounts receivable:
Trade	215,534	170,230	31,515
Other, net	26,615	12,019	11,107
Inventories:
Product inventories	24,208	26,518	21,230
Materials and supplies	56,128	55,169	50,105
Current investments	19,568	59,644	0
Other current assets	28,038	23,421	24,558
Assets of discontinued operations	0	40,785	48,769
Total current assets	957,641	629,344	214,152
Non-current investments	158,481	47,842	33,897
Restricted cash and cash equivalents	1,172	1,174	1,177
Properties, plants, equipment and mine development, net	2,123,209	2,130,581	2,066,422
Operating lease right-of-use assets	18,435	8,859	7,544
Other non-current assets	117,355	31,901	29,361
Assets of discontinued operations	0	710,944	628,507
Total assets	3,376,293	3,560,645	2,981,060
Inventories: Concentrates, dore, and stockpiled ore	24,208	26,518	21,230
Long-lived assets	2,123,209	2,130,581	2,066,422
Current liabilities:
Accounts payable and accrued liabilities	97,855	77,592	62,503
Accrued payroll and related benefits	13,592	30,228	16,591
Accrued taxes	44,891	18,544	6,312
Current debt		0	33,617
Finance leases	3,601	4,262	5,510
Accrued reclamation and closure costs	12,402	13,795	13,748
Accrued interest	2,906	7,678	14,316
Current derivative liabilities	15,073	37,181	2,368
Other current liabilities	3,529	1,926	1,730
Liabilities of discontinued operations	0	40,358	41,143
Total current liabilities	193,849	231,564	197,838
Accrued reclamation and closure costs	114,002	112,491	94,157
Long-term debt including finance leases	262,646	263,171	501,195
Deferred tax liability	194,069	157,585	60,073
Other non-current liabilities	40,914	33,912	11,793
Liabilities of discontinued operations	0	170,276	76,490
Total liabilities	805,480	968,999	941,546
Finance leases	3,601	4,262	5,510
Commitments and contingencies (Notes 5, 6, 9, 10, 14, 15, and 16)
STOCKHOLDERS' EQUITY
Preferred stock, 5,000,000 shares authorized: Series B preferred stock, $0.25 par value, 2025 - 153,956 shares issued and outstanding and 2024 - 157,756 shares, liquidation preference - $7,698	39	39	39
Common stock, $0.25 par value, authorized 1,250,000,000 shares; issued 2025 - 679,220,408 shares and 2024 - 640,547,918 shares	169,779	169,689	160,052
Capital surplus	2,647,282	2,643,211	2,418,149
Accumulated deficit	(203,819)	(182,143)	(493,529)
Accumulated other comprehensive loss, net	(5,491)	(3,334)	(10,266)
Less treasury stock, at cost; 2025 - 8,920,348 and 2024 - 8,813,127 shares issued and held in treasury	(36,977)	(35,816)	(34,931)
Total stockholders’ equity	2,570,813	2,591,646	2,039,514
Total liabilities and stockholders’ equity	$ 3,376,293	$ 3,560,645	$ 2,981,060